Equity - Employee Stock Purchase Plan Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 18,700	$ 22,000	$ 12,400
Shares issued under employee stock purchase plan	22,039	13,620	12,970
Employee Stock Purchase Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				380,000
Stock-based compensation expense	$ 100	$ 100	$ 100